Income Taxes - Amounts recognised in profit or loss (Details) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Income taxes
Deferred tax expense/(benefit) - Origination and reversal of temporary differences	$ (1,469)
Total income tax expense/(benefit)	$ (1,469)